Accounts receivable	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Accounts receivable, gross	607,359	883,209
Allowance for doubtful receivables	(2,071)	(2,582)

Accounts receivable, net	605,288	880,627

The carrying amount of the accounts receivable approximates the fair value. ASML performs ongoing credit evaluations on its customers’ financial condition. ASML periodically reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging accounts receivables balances, and current economic conditions that may affect a customer’s ability to pay.

Movements of the allowance for doubtful receivables are as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(2,582)	(1,945)
Addition for the year[1]	(458)	(849)
Utilization of the provision	969	212

Allowance for doubtful receivables	(2,071)	(2,582)

1	Addition for the year is recorded in cost of sales.